Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following:

	December 31, 2018	December 31, 2017
Funding program loans from European Investment Bank:
3.57% due 2020, floating interest rate at Libor + 1.099%	25	38
3.69% due 2020, floating interest rate at Libor + 1.056%	55	83
0.50% due 2020, floating interest rate at Euribor + 0.817%	29	45
3.30% due 2021, floating interest rate at Libor + 0.525%	90	120
3.46% due 2021, floating interest rate at Libor + 0.572%	86	115
0.32% due 2028, floating interest rate at Euribor + 0.589%	292	—
Dual tranche senior unsecured convertible bonds
Zero-coupon, due 2022 (Tranche A)	681	662
0.25% due 2024 (Tranche B)	635	616
Other funding program loans:
0.31% (weighted average), due 2018-2023, fixed interest rate	16	20
Other long-term loans:
0.41% (weighted average), due 2018, fixed interest rate	—	1
0.87% (weighted average), due 2020, fixed interest rate	1	1

Total long-term debt	1,910	1,701
Less current portion	(146)	(118)

Total long-term debt, less current portion	1,764	1,583

Long-Term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:

	December 31, 2018	December 31, 2017
U.S. dollar	1,572	1,634
Euro	338	67

Total	1,910	1,701

Total Long-Term Debt Outstanding Maturities

Aggregate future maturities of total long-term debt (including current portion) at redemption value are as follows:

December 31, 2018
2019	146
2020	146
2021	91
2022 2023	783 32
Thereafter	896

Total	2,094